Business Combinations - Fair value of assets acquired and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2020	Dec. 31, 2019	Apr. 05, 2018	Dec. 31, 2017
Fair value of net assets acquired
Goodwill	$ 417,696	$ 418,711	$ 417,696		$ 401,724
Elastic Beam Inc.
Fair value of net assets acquired
In process research and development				$ 3,006
Goodwill				15,972
Deferred tax asset				108
Other assets				3
Total assets acquired				19,089
Deferred revenue				(115)
Total liabilities assumed				(115)
Net assets acquired				18,974
Goodwill deductible for tax purposes				$ 0
Acquisition related expenses	$ 600